TANGIBLE ASSETS - Reconciliation of Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	[1]	$ 4,208	$ 3,507
Ending balance		4,419	4,208	[1]	$ 3,507	[1]
Assets pledged as security		$ 7	$ 7		$ 6
Capitalisation rate of borrowing costs eligible for capitalisation		0.00%	4.96%		4.52%
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 1,689	$ 1,508
Ending balance		2,060	1,689		$ 1,508
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,047	969
Ending balance		1,253	1,047		969
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		615	26
Ending balance		615	615		26
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5	5
Ending balance		2	5		5
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		731	873
Ending balance		385	731		873
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		121	126
Ending balance		104	121		126
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		11,083	9,672		9,153
Additions		1,042	1,028		1,027
Acquisition of assets			614
Finance costs capitalised			2		14
Disposals		(94)	(16)		(30)
Derecognition of assets		(188)	(35)		(384)
Transfers and other movements		5	(49)		13
Translation		(1)	(133)		(121)
Ending balance		11,847	11,083		9,672
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5,291	4,716		4,325
Additions		423	407		342
Acquisition of assets			0
Finance costs capitalised			0		0
Disposals		(2)	(2)		(2)
Derecognition of assets		(5)	(12)		(74)
Transfers and other movements		415	302		232
Translation		1	(120)		(107)
Ending balance		6,123	5,291		4,716
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,099	3,734		3,953
Additions		10	8		17
Acquisition of assets			0
Finance costs capitalised			0		0
Disposals		(43)	(14)		(23)
Derecognition of assets		(183)	(22)		(310)
Transfers and other movements		456	401		103
Translation		(1)	(8)		(6)
Ending balance		4,338	4,099		3,734
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		795	185		188
Additions		0	0		0
Acquisition of assets			614
Finance costs capitalised			0		0
Disposals		0	0		0
Derecognition of assets		0	0		0
Transfers and other movements		0	0		0
Translation		0	(4)		(3)
Ending balance		795	795		185
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		12	12		9
Additions		0	1		5
Acquisition of assets			0
Finance costs capitalised			0		0
Disposals		(4)	0		0
Derecognition of assets		0	0		0
Transfers and other movements		0	(1)		(2)
Translation		0	0		0
Ending balance		8	12		12
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		757	899		566
Additions		607	610		644
Acquisition of assets			0
Finance costs capitalised			2		14
Disposals		(23)	0		0
Derecognition of assets		0	(1)		0
Transfers and other movements		(873)	(752)		(320)
Translation		(1)	(1)		(5)
Ending balance		467	757		899
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		129	126		112
Additions		2	2		19
Acquisition of assets			0
Finance costs capitalised			0		0
Disposals		(22)	0		(5)
Derecognition of assets		0	0		0
Transfers and other movements		7	1		0
Translation		0	0		0
Ending balance		116	129		126
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(6,875)	(6,165)		(6,236)
Disposals		57	15		23
Derecognition of assets		152	32		380
Transfers and other movements		(9)	1		(5)
Translation		4	(95)		(85)
Amortisation for the year		582	561		420
Impairment of assets		220	290		2
Impairment reversals of assets		(35)
Ending balance		(7,428)	(6,875)		(6,165)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,602)	(3,208)		(3,119)
Disposals		2	1		1
Derecognition of assets		3	11		74
Transfers and other movements		2	0		(4)
Translation		4	(86)		(78)
Amortisation for the year		410	378		246
Impairment of assets		77	114		0
Impairment reversals of assets		(27)
Ending balance		(4,063)	(3,602)		(3,208)
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,052)	(2,765)		(2,930)
Disposals		43	14		22
Derecognition of assets		149	20		306
Transfers and other movements		(11)	0		(1)
Translation		0	(5)		(4)
Amortisation for the year		171	174		166
Impairment of assets		72	152		2
Impairment reversals of assets		(7)
Ending balance		(3,085)	(3,052)		(2,765)
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(180)	(159)		(156)
Disposals		0	0		0
Derecognition of assets		0	0		0
Transfers and other movements		0	0		0
Translation		0	(3)		(3)
Amortisation for the year		0	8		6
Impairment of assets		0	16		0
Impairment reversals of assets		0
Ending balance		(180)	(180)		(159)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(7)	(7)		(5)
Disposals		3	0		0
Derecognition of assets		0	0		0
Transfers and other movements		0	0		0
Translation		0	(1)		0
Amortisation for the year		1	1		2
Impairment of assets		1	0		0
Impairment reversals of assets		0
Ending balance		(6)	(7)		(7)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(26)	(26)		(26)
Disposals		0	0		0
Derecognition of assets		0	1		0
Transfers and other movements		0	1		0
Translation		0	0		0
Amortisation for the year		0	0		0
Impairment of assets		56	0		0
Impairment reversals of assets		0
Ending balance		(82)	(26)		(26)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(8)	0		0
Disposals		9	0		0
Derecognition of assets		0	0		0
Transfers and other movements		0	0		0
Translation		0	0		0
Amortisation for the year		0	0		0
Impairment of assets		14	8		0
Impairment reversals of assets		(1)
Ending balance		$ (12)	$ (8)		$ 0

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.